Related parties (Details Narrative)			1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 20, 2023 EUR (€)	Nov. 01, 2021 USD ($)	Jul. 31, 2022 EUR (€)	Feb. 28, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Related Party Transaction [Line Items]
Research and development expense							€ 6,474,441	€ 5,338,962	€ 3,390,677
Tax					€ 700,000		400,000	700,000	1,200,000
Amended and Restated OSR License Agreement [Member]
Related Party Transaction [Line Items]
Upfront fee							€ 250,000
Commitments, description						We are also obligated to carry out our development activities using qualified and experienced professionals and sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require us to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments)	We are also obligated to carry out our development activities using qualified and experienced professionals and sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require us to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments)
Sublicense Agreement [Member]
Related Party Transaction [Line Items]
License fees	€ 875,000
Amendment to OSR Amendedand Restated License Agreement [Member]
Related Party Transaction [Line Items]
Agreement fee							€ 400,000
Total project amounting							197,500
Amendment to OSR Amendedand Restated License Agreement [Member] | First Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Cumulative expense							10,800,000
Amendment to OSR Amendedand Restated License Agreement [Member] | Second Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Option fee							1,000,000.0
First Indication [Member]
Related Party Transaction [Line Items]
Future option fees							1,000,000.0
Second Indication [Member]
Related Party Transaction [Line Items]
Future option fees							500,000
Third Indication [Member]
Related Party Transaction [Line Items]
Future option fees							300,000
Related Party [Member] | OSR Sponsor Research Agreement [Member]
Related Party Transaction [Line Items]
Payment for research agreement							250,000
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Gross salary				€ 420,000
Percentage of annual bonus				40.00%
Pierluigi Paracchi [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus			20.00%
Pierluigi Paracchi [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus			40.00%
Director [Member] | Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Accrued bonus					37,000			37,000		€ 60,000	€ 23,000
Employee benefits and share based compensation							692,000	624,000
Gross bonus					112,501		168,000	112,501
Naldini [Member]
Related Party Transaction [Line Items]
Employee benefits and share based compensation							100,000
Annual fee					100,000
Dr.Gentner [[Member]
Related Party Transaction [Line Items]
Annual fee					45,000
Gentner [Member]
Related Party Transaction [Line Items]
Employee benefits and share based compensation							€ 45,000
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus						30.00%	30.00%
Recurring fees							€ 300,000
Performance Bonus							50,000
Gross salary | $						$ 500,000
Mr.Russo [Member]
Related Party Transaction [Line Items]
Accrued bonus					112,000		156,000	112,000
Mr.Russo [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Interest expense							592,000	580,000
Richard Slansky [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus		30.00%
Accrued bonus					€ 77,000		116,000	77,000
Comprehensive loss			€ 201,000
Richard Slansky [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Gross annual compensation | $		$ 300,000
Richard Slansky [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Gross annual compensation | $		$ 375,000
Richard Slansky [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Interest expense							456,000	445,000
San Raffle Hospital [Member]
Related Party Transaction [Line Items]
Research and development expense							6,500,000	5,300,000	3,400,000
Research and development expense gross							€ 6,900,000	€ 6,000,000.0	€ 4,600,000